Events after balance sheet date (Details)				12 Months Ended
	Mar. 18, 2022 EUR (€) EquityInstruments € / shares shares	Jan. 26, 2022 EquityInstruments € / shares	Jan. 13, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered				140,954	744,965	754,605
Subscription rights offered				2,493,433	2,173,335	1,699,690
Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered			30,000
Vesting period			8 years
Exercise price subscription right | € / shares			€ 46.18
Vesting percentage portion one | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Percentage vested			25.00%
Vesting percentage portion two | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Percentage vested			25.00%
Vesting percentage portion three | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Percentage vested			50.00%
Member of the personnel | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered		1,000,000
Vesting period		8 years
Subscription rights, exercise price | € / shares		€ 50
CEO | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered	50,000
Members of Executive Committee | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered	95,500
Exercise price subscription right | € / shares	€ 22.61
share capital increase due to subscription rights exercised | €	€ 2,159,600.00
Number of shares issued | shares	95,500
Closing share price | € / shares	€ 57.38
Members of Board of Directors | Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
Subscription rights offered	10,000